Leases	3 Months Ended
Mar. 31, 2022
Leases [Abstract]
Leases

10. Leases

The Company determines if an arrangement is a lease at its commencement if the Company is both able to identify an asset and conclude the Company has the right to control the identified asset. Leases are classified as finance or operating based on the principle of whether or not the lease is effectively a financed purchase by the lessee. An ROU asset represents the Company’s right to use an underlying asset for the lease term and a lease liability represents the Company’s obligation to make lease payments related to the lease. The Company recognizes operating and finance lease ROU assets and liabilities at the commencement date based on the present value of lease payments over the lease term. The lease term includes renewal options when it is reasonably certain that the option will be exercised, and excludes termination options. The Company’s leases do not provide an implicit rate therefore, the Company uses its incremental borrowing rate based on information available at the commencement date to determine the present value of lease payments. The incremental borrowing rate used is estimated based on what the Company would be required to pay for a collateralized loan for a similar asset over a similar term. The Company’s leases do not include any residual value guarantees, bargain purchase options, or asset retirement obligations.

To the extent that the Company’s agreements have variable lease payments, the Company includes variable lease payments that depend on an index or a rate and excludes those that depend on facts or circumstances occurring after the commencement date, other than the passage of time. Lease expense for both operating and finance leases is recognized on a straight-line basis over the lease term and is recorded in operating expenses on the Condensed Consolidated Statements of Operations and Comprehensive Loss. Interest expense incurred on the finance lease liabilities is recorded in Interest expense on the Condensed Consolidated Statements of Operations and Comprehensive Loss. The Company has elected not to recognize ROU assets and lease liabilities that arise from short-term (12 months or less) leases for any class of underlying asset. Additionally, the Company does not separate lease and non-lease components. Operating leases are included in Right of use assets, Operating leases liabilities, current portion and Operating lease liabilities, less current portion in the Company's Condensed Consolidated Balance Sheets. Finance leases are included in Property and equipment, net, Finance lease liabilities, current portion, and Finance lease liabilities, less current portion in the Company's Condensed Consolidated Balance Sheets.

The Company’s lease arrangements consist primarily of corporate office, store, equipment, and vehicle lease agreements. The leases expire at various dates through 2032, some of which include options to extend the lease term for additional 5 years periods.

Total lease costs for the three months ended March 31, 2022 were:

Finance lease cost
Amortization of right-of-use assets	$500
Interest on lease liabilities	177
Total finance lease cost	677

Operating lease cost	882
Variable lease cost	134
Total lease cost	$1,693

The following table summarizes future lease payments as of March 31, 2022:

Fiscal year	Operating Leases	Finance Leases
2022	$3,833	$1,940
2023	4,300	2,166
2024	4,257	1,757
2025	4,383	1,792
2026	4,514	1,828
Thereafter	11,744	1,863
Total	33,031	11,346
Less: Imputed Interest	(14,033)	(1,669)
Present value of net lease payments	$18,998	$9,677

Lease liability, current portion	$2,113	$2,287
Lease liability, net of current portion	16,885	7,390
Total lease liability	$18,998	$9,677

Supplemental information and non-cash activities related to operating and finance leases are as follows:

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$833
Operating cash flows from finance leases	177
Financing cash flows from finance leases	466
$1,476
Lease liabilities arising from new right-of-use assets
Operating leases	$8,206
Finance leases	—

Weighted average remaining lease term (in years)
Operating leases	7.2
Finance leases	5.4

Weighted average discount rate
Operating leases	15.5%
Finance leases	6.0%

Disclosures Related to Periods Prior to Adoption of the New Lease Standard:

The Company recorded rent expense of $790 for the three months ended March 31, 2021.

The minimum aggregate future obligations under noncancelable operating leases as of December 31, 2021 were as follows:

Year ended December 31,
2022	$2,384
2023	2,695
2024	2,775
2025	2,859
2026	2,944
Thereafter	991
$14,648

The Company has three capital leases, one in Hanford, California for its main production facility, and two equipment leases.

The minimum aggregate future minimum lease payments under capital leases as of December 31, 2021 were as follows:

Year ended December 31,
2022	$2,574
2023	2,166
2024	1,757
2025	1,792
2026	1,840
Thereafter	1,864
$11,993